BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of bank borrowings

	December 31,	December 31,
	2023	2024
Short-term borrowings related to project assets (1)	$291,982	$455,166
Other short-term borrowings	1,513,216	1,418,140
Total short-term borrowings	1,805,198	1,873,306
Long-term borrowings related to project assets	450,455	702,077
Other long-term borrowings	815,510	2,029,466
Total long-term borrowings	1,265,965	2,731,543
Total borrowings	$3,071,163	$4,604,849
(1)	Includes the current portion of long-term borrowings classified as current liabilities because these borrowings relate to project assets expected to be sold within one year.

Schedule of future principal repayments on the long-term borrowings

Year Ending December 31,
2025	$1,873,307
2026	812,798
2027	569,199
2028	329,388
2029	141,707
Thereafter	878,450
Total	$4,604,849

Schedule of weighted average effective interest rates on borrowings

	December 31,	December 31,
	2023	2024
Short-term borrowings	3.8%	3.1%
Long-term borrowings	6.7%	5.4%

Schedule of interest incurred

	Years Ended December 31,
	2022	2023	2024
Interest expense	$74,266	$114,099	$137,468
Interest capitalized:
Project assets	26,439	27,676	38,456
Solar power and battery energy storage systems	18,666	33,097	70,487
Property, plant and equipment	—	963	—
Total interest costs	$119,371	$175,835	$246,411